Financial Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 29,611	$ 33,021	$ 22,389
Financial income, net	34,073	28,762	34,931
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	67,581	65,497	71,107
Realized gain on sale of marketable securities	16	288	2,311
Foreign currency re-measurement gain and others			893
Total financial income	67,597	65,785	74,311
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	29,622	33,021	37,903
Foreign currency re-measurement loss	485	1,844
Others	3,417	2,158	1,477
Total financial expense	$ 33,524	$ 37,023	$ 39,380